FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INCOME
Income from short-term investments	R$ 289,497	R$ 353,481	R$ 543,507
Interest income and other financial income	404,113	372,673	359,512
Financial Income	693,610	726,154	903,019
Interest on debt	(1,274,472)	(796,933)	(840,069)
Buyback of bonds	(82,676)
Monetary variation and other financial expenses	(716,224)	(711,406)	(556,720)
Financial Expenses	(2,073,372)	(1,508,339)	(1,396,789)
Adjustments due to hyperinflation in Argentina	(189,268)	(825,818)	(692,587)
Other exchange variations	400,035	(238,583)	(157,788)
Exchange Variation, net	210,767	(1,064,401)	(850,375)
Tax credits monetary update			253,002
Gains and losses on derivative financial instruments, net	(45,626)	(176,901)	(14,979)
Financial result, net	R$ (1,214,621)	R$ (2,023,487)	R$ (1,106,122)